Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 311,414	Fees	UNITED STATES	snj:US-PA	Federal Government [Member]	Mon Valley Works / Pennsylvania [Member]	Iron Ore [Member]	North American Flat-Rolled [Member]	Open Pit
#: 2
	765,332	Fees	UNITED STATES	snj:US-IN	Federal Government [Member]	Gary Works / Indiana [Member]	Iron Ore [Member]	North American Flat-Rolled [Member]	Open Pit
#: 3
	2,723	Fees	UNITED STATES	snj:US-MI	Federal Government [Member]	Great Lakes Works / Michigan [Member]	Iron Ore [Member]	North American Flat-Rolled [Member]	Open Pit
#: 4
	209,273	Fees	UNITED STATES	snj:US-MN	Federal Government [Member]	Keetac / Minnesota [Member]	Iron Ore [Member]	North American Flat-Rolled [Member]	Open Pit
#: 5
	25,965	Fees	UNITED STATES	snj:US-MN	Federal Government [Member]	Minntac / Minnesota [Member]	Iron Ore [Member]	North American Flat-Rolled [Member]	Open Pit
#: 6
	$ 38,600,000	Taxes	UNITED STATES		Federal Government [Member]	Entity-Level - US [Member]	Iron Ore [Member]		Open Pit